Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2011
Description of Business Basis of Financial Statement Presentation and Summary of Significant Accounting Policies Tables [Abstract]
Effective rates of depreciation for buildings, machinery and equipment

	2011	2010	2009
Buildings	9%	9%	9%
Machinery and equipment	23%	23%	25%

Aggregate Cost of Property Plant and Equipment and Related Accumulated Amortization [Text Block]

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Aggregate cost	¥83,436	¥136,171	$1,005,253
Accumulated amortization	36,331	49,512	437,723